Debt Instruments at Amortized Cost	12 Months Ended
Dec. 31, 2021
Debt Instruments At Amortized Cost [Abstract]
DEBT INSTRUMENTS AT AMORTIZED COST

NOTE 09

DEBT INSTRUMENTS AT AMORTIZED COST

As of December 31, 2021 and 2020, the detail of the instruments classified as Debt instruments at amortized cost is as follows:

As of December 31,
	2021	2020
	MCh$	MCh$
Chilean central bank and government securities
Chilean Central Bank bonds	-	-
Chilean Central Bank notes	4,692,441	-
Other Chilean Central Bank and government securities	-	-
Subtotal	4,692,441	-
Other Chilean securities
Time deposits in Chilean financial institutions	-	-
Mortgage finance bonds of Chilean financial institutions	-	-
Other instruments issued in the country	-	-
Subtotal		-
Foreign financial securities
Foreign Central Banks and Government securities	-	-
Other foreign financial securities	-	-
Subtotal	-	-

Total	4,692,441	-

The related credit risk provision amounted to MCh$711.

An analysis of changes in the amortized value and the corresponding ECL as of December 31, 2021 is as follows:

	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2021	-			-
New assets purchased	4,680,639	-	-	4,680,639
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognized	11,802	-	-	11,802
Other adjustments	-	-	-	-
At December 31, 2021	4,692,441	-	-	4,692,441

	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2021	-	-	-	-
New assets purchased	709	-	-	709
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognized	2	-	-	2
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2021	711	-	-	711